Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2016	$1,224,757	$(236,596)	$988,161
Transfer from Advances for vessels	100,043	—	100,043
Depreciation expense	—	(49,485)	(49,485)
Balance, December 31, 2016	$1,324,800	$(286,081)	$1,038,719
Transfer from Advances for vessels	67,504	—	67,504
Disposal	(20,630)	—	(20,630)
Impairment loss	(159,805)	68,512	(91,293)
Depreciation expense	—	(51,424)	(51,424)
Balance, December 31, 2017	$1,211,869	$(268,993)	$942,876